Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
Changes in the carrying amount of goodwill acquired through business combinations by reportable business segment are as follows:

	Canada	U.S.	Asia	Asset Management	Corporate	Total
Balance, January 1, 2021	$2,607	$1,062	$665	$1,551	$187	$6,072
Acquisitions (Note 3)	—	53	3	423	—	479
Foreign exchange rate movements	—	(7)	(9)	(15)	(3)	(34)
Balance, December 31, 2021	$2,607	$1,108	$659	$1,959	$184	$6,517
Acquisitions (Note 3)	—	2,030	—	—	—	2,030
Impairment(1)	—	—	—	—	(170)	(170)
Foreign exchange rate movements	—	226	41	75	(14)	328
Balance, December 31, 2022	$2,607	$3,364	$700	$2,034	$—	$8,705

(1)    The sale of Sun Life UK resulted in an impairment charge of $170 for the UK CGU within Corporate. See Note 3 for details.

The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2022	2021
Canada	$2,607	$2,607
U.S.(1)
Group Benefits	1,132	1,108
Dental	2,232	—
Asia	700	659
Asset Management
MFS	513	483
SLC Management	1,521	1,476
Corporate
UK	—	184
Total	$8,705	$6,517
(1) Reflects a change in presentation in our U.S. business segment as two CGU groups effective June 1, 2022.
Disclosure of reconciliation of changes in and components of intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2021	$1,070	$1,634	$938	$3,642
Additions	219	471	—	690
Acquisitions	—	271	153	424
Disposals	(24)	—	—	(24)
Foreign exchange rate movements	—	(9)	(10)	(19)
Balance, December 31, 2021	$1,265	$2,367	$1,081	$4,713
Additions	206	23	—	229
Acquisitions	232	999	—	1,231
Disposals	(1)	—	—	(1)
Foreign exchange rate movements	59	153	36	248
Balance, December 31, 2022	$1,761	$3,542	$1,117	$6,420
Accumulated amortization and impairment losses
Balance, January 1, 2021	$(561)	$(590)	$(14)	$(1,165)
Amortization charge for the year	(79)	(114)	—	(193)
Disposals	24	—	—	24
Impairment of intangible assets	—	—	(9)	(9)
Foreign exchange rate movements	1	(1)	—	—
Balance, December 31, 2021	$(615)	$(705)	$(23)	$(1,343)
Amortization charge for the year	(113)	(174)	—	(287)
Disposals	1	—	—	1
Impairment of intangible assets	(16)	(2)	—	(18)
Foreign exchange rate movements	(22)	(25)	(2)	(49)
Balance, December 31, 2022	$(765)	$(906)	$(25)	$(1,696)
Net carrying amount, end of period:
As at December 31, 2021	$650	$1,662	$1,058	$3,370
As at December 31, 2022	$996	$2,636	$1,092	$4,724
The components of the intangible assets are as follows:

As at December 31,	2022	2021
Finite life intangible assets:
Distribution, sales potential of field force	$281	$295
Client relationships and asset administration contracts	2,355	1,367
Internally generated software	996	650
Total finite life intangible assets	3,632	2,312
Indefinite life intangible assets:
Fund management contracts(1)	1,092	1,058
Total indefinite life intangible assets	1,092	1,058
Total intangible assets	$4,724	$3,370

(1)    Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.